Property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		$ 2,087,730		$ 1,898,296
Additions	[1]	404,720		552,905
Disposals and write-offs		(1,449)		(10,435)
Depreciation		(199,893)		(177,029)
Impairment (loss) reversal of long-lived assets		(18,763)
Derecognition of property, plant and equipment	[1]	(29,216)
Foreign exchange effects		85,452		(83,539)
Transfers		(4,281)	[2]	(23,757)	[3]
Remeasurement of asset retirement obligations		(29,025)		(36,860)
Balance at the end of the year		2,295,275		2,087,730
Reclassification	[4]			(31,851)
Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		438,985		454,603
Additions	[1]	4		12
Disposals and write-offs		(568)		(567)
Depreciation		(82,293)		(56,493)
Impairment (loss) reversal of long-lived assets		19,802
Derecognition of property, plant and equipment	[1]	(19,688)
Foreign exchange effects		18,577		(15,963)
Transfers		466,513	[2]	57,393	[3]
Balance at the end of the year		841,332		438,985
Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		567,371		626,194
Additions	[1]	706		671
Disposals and write-offs		(369)		(7,663)
Depreciation		(109,009)		(110,895)
Impairment (loss) reversal of long-lived assets		7,513
Derecognition of property, plant and equipment	[1]	(8,711)
Foreign exchange effects		23,855		(23,188)
Transfers		284,635	[2]	82,252	[3]
Balance at the end of the year		765,991		567,371
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		812,095		527,532
Additions	[1]	381,223		507,907
Disposals and write-offs		(430)		(454)
Impairment (loss) reversal of long-lived assets		(6,168)
Derecognition of property, plant and equipment	[1]	(634)
Foreign exchange effects		37,280		(40,278)
Transfers		(767,561)	[2]	(182,612)	[3]
Balance at the end of the year		455,805		812,095
Transfer		748
Additions		15,946		19,614
Transfer to inventories		23,009
Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		83,803		86,812
Additions	[1]	22,252		42,739
Depreciation		(5,169)		(6,436)
Foreign exchange effects		3,686		(2,452)
Remeasurement of asset retirement obligations		(29,025)		(36,860)
Balance at the end of the year		75,547		83,803
Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	[5]	165,237		183,624
Additions	[1],[5]	479
Depreciation	[5]	(2,120)		(2,062)
Impairment (loss) reversal of long-lived assets	[5]	(39,910)
Foreign exchange effects	[5]	1,215		(1,027)
Transfers	[5]	3,524	[2]	16,553	[3]
Balance at the end of the year	[5]	128,425		165,237
Reclassification	[4],[5]			(31,851)
Transfer		31,851
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		20,239		19,531
Additions	[1]	56		1,576
Disposals and write-offs		(82)		(1,751)
Depreciation		(1,302)		(1,143)
Derecognition of property, plant and equipment	[1]	(183)
Foreign exchange effects		839		(631)
Transfers		8,608	[2]	2,657	[3]
Balance at the end of the year		28,175		20,239
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		4,678,973		4,520,321
Balance at the end of the year		5,135,969		4,678,973
Gross carrying amount [member] | Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		1,054,413		1,022,432
Balance at the end of the year		1,512,360		1,054,413
Gross carrying amount [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		2,330,748		2,360,426
Balance at the end of the year		2,636,582		2,330,748
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		874,776		596,675
Balance at the end of the year		521,191		874,776
Gross carrying amount [member] | Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		202,242		211,650
Balance at the end of the year		200,665		202,242
Gross carrying amount [member] | Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	[5]	181,528		292,322
Balance at the end of the year	[5]	221,077		181,528
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		35,266		36,816
Balance at the end of the year		44,094		35,266
Accumulated Depreciation Amortization And Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(2,591,243)		(2,622,025)
Balance at the end of the year		(2,840,694)		(2,591,243)
Accumulated Depreciation Amortization And Impairment [Member] | Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(615,428)		(567,829)
Balance at the end of the year		(671,028)		(615,428)
Accumulated Depreciation Amortization And Impairment [Member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(1,763,377)		(1,734,232)
Balance at the end of the year		(1,870,591)		(1,763,377)
Accumulated Depreciation Amortization And Impairment [Member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(62,681)		(69,143)
Balance at the end of the year		(65,386)		(62,681)
Accumulated Depreciation Amortization And Impairment [Member] | Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(118,439)		(124,838)
Balance at the end of the year		(125,118)		(118,439)
Accumulated Depreciation Amortization And Impairment [Member] | Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	[5]	(16,291)		(108,698)
Balance at the end of the year	[5]	(92,652)		(16,291)
Accumulated Depreciation Amortization And Impairment [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(15,027)		(17,285)
Balance at the end of the year		$ (15,919)		$ (15,027)

[1]	Additions include capitalized borrowing costs on Assets and projects under construction in the amount of USD 15,946 for the year ended on December 31, 2022 (December 31, 2021: USD 19,614).
[2]	Mainly related to the transfers from Assets and projects under construction to the corresponding group of assets, given the ramp-up process in Aripuanã’s mining unit as explained in note 1.
[3]	Amount includes: (i) in 2021 a transfer from Assets and projects under construction to Inventories (raw materials) of USD 23,009 related to the ore pile costs that were incurred during Aripuanã´s commissioning phase and which should already be included in the Company's inventory; and (ii) USD 748 thousand related to other intangibles.
[4]	Reclassification of USD 31,851 from Mining projects to Intangible assets (Rights to use natural resources), as explained in note 22 (a).
[5]	Only the amounts related to the operating unit Atacocha are being depreciated under the UoP method.